Subsequent Events, textual (Details)	1 Months Ended
	Oct. 31, 2016 dwt $ / shares	Sep. 30, 2016 dwt
Hull No 1551
Vessel Transactions
Vessel Capacity		81,600
Hull No S835
Vessel Transactions
Vessel Capacity		77,000
Subsequent Event | Hull No 1551
Vessel Transactions
Vessel Capacity	81,600
Subsequent Event | Hull No S835
Vessel Transactions
Vessel Capacity	77,000
Subsequent Event | Preferred Shares
Dividend declaration
Dividends Payable, Amount Per Share | $ / shares	$ 0.5
Dividends Payable, Date Of Record	Oct. 24, 2016
Dividends Payable, Date to be Paid	Oct. 31, 2016